Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 per value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	83.61
Maximum Aggregate Offering Price	$ 501,660,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,804.15
Offering Note

(1) This Registration Statement on Form S-8 covers 6,000,000 shares of common stock, par value $0.01 per share (“Shares”), of SS&C Technologies Holdings, Inc. (the “Registrant”) (i) authorized for issuance under the Second Amended and Restated 2023 Stock Incentive Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Shares that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.

(2) Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for the Registrant’s Shares on the NASDAQ Global Select Market on July 23, 2025.

(3) Rounded to the nearest cent.